Equity-settled share-based payments	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Equity-settled share-based payments	Equity-settled share-based payments
The Group has set a “2004 Incentive Option Plan” and a “2007/2008 Equity Incentive Plan” (collectively referred to as “Option Schemes”) under which the Group granted equity-settled options to senior managers and selected employees of the Group's subsidiaries with a term of ten years. Additionally, in 2010 the Group has set a “Adecoagro Restricted Share and Restricted Stock Unit Plan” (referred to as “Restricted Share Plan”) under which the Group grants restricted stock units and restricted shares to senior and medium management and key employees of the Group’s subsidiaries.

(a)Option Schemes

The fair value of the options under the Option Schemes was measured at the date of grant using the Black-Scholes valuation technique.

As of the date of these financial statements all options has already been vested and expensed.

The Adecoagro/ IFH 2004 Stock Incentive Option Plan was effectively established in 2004 and is administered by the Compensation Committee of the Company. Options are exercisable over a ten-year period. In May 2014 this period was extended for another ten year-period.

Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2021		2020		2019
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,634	6.66	1,634	6.66	1,634
Exercised	—	—	—	—	—	—
At December 31	6.66	1,634	6.66	1,634	6.66	1,634

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2021	2020	2019
May 1, 2024	5.83	496	496	496
May 1, 2025	5.83	452	452	452
January 1, 2026	5.83	142	142	142
February 16, 2026	7.11	103	103	103
October 1, 2026	8.62	441	441	441

(i) On May 2014, the Board of Directors decided to extend the expired date of the Plan.

The Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan was effectively established in late 2007 and expired during 2020, with no options excercised.

(b)Restricted Share / Restricted Stock Unit Plan

The Restricted Share and Restricted Stock Unit Plan was effectively established in 2010 and amended in November 2011. It is administered by the Compensation Committee of the Company. Restricted shares or units under these Plan vest over a 3-year period from the date of grant at 33% on each anniversary of the grant date. Participants are entitled to receive one common share of the Company for each restricted share or restricted unit granted. There are no performance requirements for the delivery of common shares, except that a participant’s employment with the Group must not have been terminated prior to the relevant vesting date. If the participant ceases to be an employee for any reason, any unvested restricted share or unit shall not be converted into common shares. The maximum number of ordinary shares with respect to which awards may be made under the Plan is 5,379,164, of which 3,809,322 have already been vested and 1,396,221 will be vested on future periods. The maximum numbers of ordinary shares are revised annually.

At December 31, 2021, the Group recognized compensation expense US$6.6 million related to the restricted stock units granted under the Restricted Share Plan (2020: US$4.4 million and 2017: US$4.7 million).

The restricted shares under the Restricted Share Plan were measured at fair value at the date of grant.

Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2019	May 15, 2019	Apr 1, 2020	May 12, 2020	Apr 1, 2021	May 13, 2021
Fair value	7.00	7.20	5.65	7.45	8.36	8.09
Possibility of ceasing employment before vesting	—%	—%	—%	—%	—%	—%

Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted shares (thousand)			Restricted stock units (thousands)
	2021	2020	2019	2021	2020	2019
At January 1	1,222	750	—	174	508	976
Granted (1)	1,067	751	753	—	—	20
Forfeited	(32)	(24)	(3)	—	(10)	(12)
Vested	(491)	(255)	—	(174)	(324)	(476)
At December 31	1,766	1,222	750	—	174	508

(1) Approved by the Board of Directors of March 09, 2021 and the Shareholders Meeting of April 21, 2021.